Description of Business, Organization and Significant Concentrations and Risks - Country Risk and Cash Concentration (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Concentration Risk Line Items
Cash and cash equivalents balances	¥ 54,980,199	$ 7,971,380	¥ 71,339,361
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
Concentration Risk Line Items
Cash and cash equivalents balances	54,980,199		71,339,361
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
Concentration Risk Line Items
Cash and cash equivalents balances	47,841,466		59,679,880
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Concentration Risk Line Items
Cash and cash equivalents balances	47,841,321		59,679,748
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
Concentration Risk Line Items
Cash and cash equivalents balances	145		132
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
Concentration Risk Line Items
Cash and cash equivalents balances	7,138,733		11,659,481
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
Concentration Risk Line Items
Cash and cash equivalents balances	7,136,019		11,460,063
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
Concentration Risk Line Items
Cash and cash equivalents balances	¥ 2,714		¥ 199,418